Share-based payments - Summary of Movements in Number of Share Options Outstanding (Detail) - Restricted share unit plan [member] - Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of number and weighted average exercise price of outstanding share options [line items]
At January 1,	1,240,174	884,846
Granted	936,832	784,203
Redeemed	(349,842)	(335,339)
Forfeited	(121,068)	(93,536)
At December 31,	1,706,096	1,240,174